Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-based compensation
Share-based compensation

20.Share-based compensation

Compensation expense recognized for share-based awards granted by Huya was RMB74,525, RMB54,622 and RMB68,160 respectively during the years ended December 31, 2023, 2024 and 2025.

Compensation expense recognized for share-based awards granted by Tencent was RMB3,740, RMB9,898 and RMB5,432 respectively during the years ended December 31, 2023, 2024 and 2025.

There was no capitalized share-based compensation expense for the years presented.

Huya 2017 Share Incentive Plan

On July 10, 2017, the Board of Directors of the Company approved the establishment of the Huya 2017 Share Incentive Plan for the purpose of providing incentives for employees contributing to the Group. The plan shall be valid and effective for 10 years from the establishment date. The maximum number of shares that may be issued pursuant to all awards under the plan shall be 17,647,058 shares. On March 31, 2018, the Board of Directors approved to increase the maximum number of shares, that may be issued, from 17,647,058 shares to 28,394,117 shares, including incentive share options and restricted share units.

Huya 2021 Share Incentive Plan

On June 10, 2021, the Board of Directors of the Company approved the establishment of the Huya 2021 Share Incentive Plan for the purpose of providing incentives for employees with outstanding performance to generate superior returns to the Group. The plan shall be valid and effective for 10 years from the establishment date. The maximum number of shares that may be issued pursuant to all awards under the plan shall be 3,530,111 shares, which shall be solely in the form of restricted share units. On August 11, 2022, the Board of Directors of the Company approved the amendment and restatement in its previously adopted 2021 Share Incentive Plan. The maximum aggregate number of Class A ordinary shares of the Company available for grant of awards was increased from 3,530,111 under the original 2021 Share Incentive Plan to 8,018,111 under the Amended and Restated 2021 Share Incentive Plan. Other terms of the original 2021 Share Incentive Plan remain substantially the same.

Huya 2024 Share Incentive Plan

On December 17, 2024, the Board of Directors of the Company approved the establishment of the Huya 2024 Share Incentive Plan for the purpose of providing incentives for employees with outstanding performance to generate superior returns to the Group. The plan shall be valid and effective for 10 years from the establishment date. The maximum number of shares that may be issued pursuant to all awards under the plan shall be 15,846,000 shares, including incentive share options and restricted share units.

20.Share-based compensation (continued)

(i)Options

Grant of options

During the years ended December 31, 2023, 2024, no share options had been granted to employees or non-employees.

During the year ended December 31, 2025, the company granted 4,562,919 share options to employees.

Vesting of options

There are mainly four types of vesting schedule, which are: i) 50% of the options will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, ii) options will be vested in four equal installments over the following 48 months, iii) options will be vested in four equal installments over the following 24 months and iv) 25% of the options will be vested after 10 months and the remaining 75% will be vested in three equal installments over the following 36 months.

These options shall (i) be exercisable during its term cumulatively according to the vesting schedule set out in the grant notice and with the applicable provisions of Huya 2017 Share Incentive Plan and Huya 2024 Share Incentive Plan, provided that the performance conditions otherwise agreed by the parties (if any) to which the option is subject have been fulfilled upon each corresponding vesting date; (ii) be deemed vested and exercisable immediately in the event of a change of control, regardless of the vesting schedule; (iii) be exercisable upon any arrangement as otherwise agreed by the parties based on their discussion in good faith.

Movements in the number of share options granted and their related weighted average exercise prices are as follows:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual life	value
	options	price (US$)	(years)	(US$)
As of December 31, 2022	126,002	2.5500	4.60	176
Forfeited	—	—	—	—
Exercised	(7,000)	2.5500	—	—
As of December 31, 2023	119,002	2.5500	3.60	132
Forfeited	—	—	—	—
Exercised	(37,502)	2.5500	—	—
As of December 31, 2024	81,500	2.5500	2.60	42
Granted	4,562,919	2.3000	—	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
As of December 31, 2025	4,644,419	2.3044	9.49	2,673
Unvested at December 31, 2025	4,562,919	2.3000	9.64	2,646
Vested and exercisable as of December 31, 2025	81,500	2.5500	1.60	27

20.Share-based compensation (continued)

(i)Options (continued)

Prior to the completion of the IPO and during the year of 2025, the Company has used the binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions used were as follows:

	2018		2025
Weighted average fair value per option granted	US$	5.2130	US$	1.7740
Weighted average exercise price	US$	2.47	US$	2.30
Risk-free interest rate(1)		2.83%		4.52%
Expected term (in year)(2)		10		10
Expected volatility(3)		55%		62%
Dividend yield(4)		—		2.47%
(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield for the year of 2018 and US Government Bond yield for the year of 2025 as at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)	The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

For the years ended December 31, 2023, 2024 and 2025, the Group recorded share-based compensation in general and administrative expenses of nil, nil and RMB11,992 for the share options granted to employees using the graded-vesting attribution method.

As of December 31, 2025, there was no unrecognized share-based compensation expense of options relating to Huya 2017 Share Incentive Plan and there was RMB45,327 unrecognized share-based compensation expense of options related to Huya 2024 Share Incentive Plan.

20.Share-based compensation (continued)

(ii)Restricted share units

Grant of restricted share units

During the years ended December 31, 2023, 2024 and 2025, the Company granted 2,787,407, 2,732,585 and 4,972,103 restricted share units to employees respectively.

Vesting of restricted share units

There are mainly five types of vesting schedule for employees, which are: i) 50% of the restricted share units will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, ii) restricted share units will be vested in four equal installments over the following 48 months, iii) restricted share units will be vested in two equal installments over the following 24 months, iv) 25% of the restricted share units will be vested after 9 months of the grant date and the remaining 75% will be vested in three equal installments over the following 36 months, and v) 25% of the restricted share units will be vested after 10 months of the grant date and the remaining 75% will be vested in three equal installments over the following 36 months.

The following table summarizes the activity of all restricted share units for the years ended December 31, 2023, 2024 and 2025:

		Weighted
	Number of	average
	restricted	grant-date
	share units	fair value (US$)
Outstanding, December 31, 2022	7,272,469	7.8046
Granted	2,787,407	2.8824
Forfeited	(1,365,256)	7.2654
Vested	(3,546,222)	8.5540
Outstanding, December 31, 2023	5,148,398	4.7664
Granted	2,732,585	4.1986
Forfeited	(459,733)	4.6775
Vested	(3,139,694)	4.7799
Outstanding, December 31, 2024	4,281,556	4.4037
Granted	4,972,103	1.3082
Forfeited	(292,445)	3.4153
Vested	(3,214,736)	3.0354
Outstanding, December 31, 2025	5,746,478	2.5411
Expected to vest at December 31, 2025	5,473,862	2.4913

For the years ended December 31, 2023, 2024 and 2025, the Company recorded share-based compensation of RMB78,265, RMB64,520 and RMB61,600 using the graded vesting attribution method.

As of December 31, 2025, total unrecognized compensation expense relating to the restricted share units was RMB56,279. The expense is expected to be recognized over a weighted average period of 1.06 year using the graded-vesting attribution method.